Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consists of the following as of:
	December 31, 2015	December 31, 2014
Processed materials	$-	$958,575
Total inventories	$-	$958,575